Income Tax (Details) - Schedule of current tax assets and current tax liabilities - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Current Tax Assets and Current Tax Liabilities [Abstract]
Income Tax Advance	$ 9,227	$ 6,081
Surplus in Private Liquidation	9,563	15,732
Other Tax Assets	2,397	269
Total	21,187	22,082
Current tax liabilities
Withholding Income Tax	(2,274)	(8,982)
Income Tax Payable	(2,797)	(2,652)
Other Tax Liabilities	(1,062)	(122)
Total	$ (6,133)	$ (11,756)